Schedule of investments
Delaware Diversified Income Fund	July 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.00%
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 φ	40	$41
Series 2002-W11 AV1 0.492% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 •	2,354	2,305
Total Agency Asset-Backed Securities (cost $2,381)		2,346

Agency Collateralized Mortgage Obligations — 1.16%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.022% (LIBOR01M + 2.85%) 11/25/29 •	1,485,399	1,446,738
Series 2018-C02 2M2 2.372% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	1,892,143	1,811,551
Series 2018-C03 1M2 2.322% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	2,665,979	2,592,723
Series 2018-C05 1M2 2.522% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,959,423	1,891,936
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	5,673	6,218
Series 2002-T19 A1 6.50% 7/25/42	58,065	70,538
Series 2004-T1 1A2 6.50% 1/25/44	17,532	20,743
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	14,654	16,935
Series 2003-W1 2A 5.739% 12/25/42 •	8,446	9,498
Series 2004-W11 1A2 6.50% 5/25/44	156,190	185,864
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	183,049	188,105
Series 2015-34 OK 0.903% 3/25/44Ω, ^	2,280,667	2,225,434
Series 2017-40 GZ 3.50% 5/25/47	1,858,555	2,082,758
Series 2017-77 HZ 3.50% 10/25/47	2,330,736	2,548,332
Series 2017-94 CZ 3.50% 11/25/47	1,450,960	1,590,191
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,909,545
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,697,590	1,792,611
NQ-189 [7/20] 9/20 (1326008)    1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.422% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	4,396,402	$4,404,670
Series 2017-DNA3 M2 2.672% (LIBOR01M + 2.50%) 3/25/30 •	1,420,000	1,407,446
Series 2018-HQA1 M2 2.472% (LIBOR01M + 2.30%) 9/25/30 •	2,766,257	2,632,500
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2020-HQA2 M2 144A 3.272% (LIBOR01M + 3.10%) 3/25/50 #, •	4,000,000	3,832,285
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	15,163	18,753
Series T-58 2A 6.50% 9/25/43 ♦	278,650	324,763
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	943,186
Series 2013-182 CZ 2.50% 12/20/43	1,689,077	1,754,429
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,328,707
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,255,639
Series 2017-52 LE 3.00% 1/16/47	19,000	21,608
Series 2018-34 TY 3.50% 3/20/48	827,000	904,597
Total Agency Collateralized Mortgage Obligations (cost $40,138,825)		42,218,303

Agency Commercial Mortgage-Backed Securities — 0.63%
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.961% 8/25/44 #, •	485,000	498,895
Series 2012-K22 B 144A 3.685% 8/25/45 #, •	4,410,000	4,601,867
Series 2013-K25 C 144A 3.619% 11/25/45 #, •	2,800,000	2,880,820
Series 2014-K37 B 144A 4.559% 1/25/47 #, •	4,550,000	5,020,363
Series 2014-K717 B 144A 3.63% 11/25/47 #, •	1,925,000	1,963,334
Series 2014-K717 C 144A 3.63% 11/25/47 #, •	650,000	653,990
Series 2015-K44 B 144A 3.681% 1/25/48 #, •	1,000,000	1,069,471
Series 2015-K721 C 144A 3.565% 11/25/47 #, •	2,225,000	2,246,966
Series 2016-K53 B 144A 4.021% 3/25/49 #, •	1,465,000	1,611,937
Series 2016-K722 B 144A 3.843% 7/25/49 #, •	2,175,000	2,287,127
Total Agency Commercial Mortgage-Backed Securities (cost $22,166,742)		22,834,770

2    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 10.78%
Fannie Mae S.F. 30 yr
3.00% 11/1/48	10,246,326	$10,864,542
3.00% 10/1/49	23,072,603	24,432,544
3.00% 12/1/49	22,130,032	23,706,719
3.00% 1/1/50	3,134,712	3,319,478
3.00% 3/1/50	5,467,568	5,837,209
3.00% 7/1/50	11,037,553	11,688,127
3.50% 7/1/47	10,731,335	11,622,561
3.50% 12/1/47	3,541,559	3,745,743
3.50% 1/1/48	2,746,544	2,907,276
3.50% 2/1/48	9,338,765	10,167,369
3.50% 11/1/48	9,594,369	10,146,858
3.50% 1/1/50	21,377,699	22,527,561
3.50% 2/1/50	9,144,338	9,632,454
3.50% 3/1/50	8,466,131	9,357,836
4.00% 4/1/47	3,031,557	3,357,788
4.00% 10/1/48	13,238,417	14,658,417
4.50% 2/1/41	3,328,946	3,704,436
4.50% 4/1/44	341,083	387,479
4.50% 2/1/46	38,874	43,218
4.50% 5/1/46	1,506,402	1,673,097
4.50% 4/1/48	2,511,359	2,793,883
4.50% 1/1/49	21,862,610	24,126,376
4.50% 1/1/50	6,270,627	6,826,367
5.00% 7/1/49	20,855,630	23,003,484
5.50% 5/1/44	32,500,910	37,881,252
6.00% 6/1/41	6,478,086	7,644,007
6.00% 7/1/41	18,072,630	21,453,313
6.00% 1/1/42	5,319,846	6,266,552
Freddie Mac S.F. 30 yr
3.00% 11/1/49	12,582,430	13,324,061
3.00% 12/1/49	4,952,175	5,282,798
3.00% 1/1/50	4,641,053	4,973,125
3.50% 11/1/48	11,273,894	12,386,119
4.00% 7/1/47	1,356,887	1,448,151
4.50% 4/1/49	6,011,655	6,553,818
4.50% 8/1/49	10,636,147	11,743,457
5.50% 6/1/41	5,347,945	6,179,630
5.50% 9/1/41	10,582,040	12,232,357
GNMA I S.F. 30 yr 3.00% 3/15/50	4,338,632	4,609,674
NQ-189 [7/20] 9/20 (1326008)    3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	495,060	$565,141
6.50% 6/20/39	2,881	3,319
Total Agency Mortgage-Backed Securities (cost $379,480,150)		393,077,596

Collateralized Debt Obligations — 1.98%
AMMC CLO 22 Series 2018-22A A 144A 1.275% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #, •	4,400,000	4,273,562
Apex Credit CLO Series 2018-1A A2 144A 1.275% (LIBOR03M + 1.03%) 4/25/31 #, •	11,200,000	10,746,613
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.365% (LIBOR03M + 1.09%) 1/15/31 #, •	5,814,391	5,666,781
Black Diamond CLO Series 2017-2A A2 144A 2.435% (LIBOR03M + 1.300%) 1/20/32 #	2,800,000	2,733,486
Catamaran CLO Series 2014-1A A1BR 144A 1.648% (LIBOR03M + 1.39%) 4/22/30 #, •	5,000,000	4,934,440
CFIP CLO Series 2017-1A A 144A 1.492% (LIBOR03M + 1.22%) 1/18/30 #, •	6,000,000	5,917,854
Man GLG US CLO Series 2018-1A A1R 144A 1.412% (LIBOR03M + 1.14%) 4/22/30 #, •	14,000,000	13,536,418
Mariner CLO 5 Series 2018-5A A 144A 1.355% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	8,000,000	7,852,016
Midocean Credit CLO IX Series 2018-9A A1 144A 1.422% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	2,000,000	1,965,474
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.527% (LIBOR03M + 1.15%) 2/20/31 #, •	5,830,000	5,737,390
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.422% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •	6,000,000	5,788,314
Steele Creek CLO Series 2017-1A A 144A 1.525% (LIBOR03M + 1.25%) 10/15/30 #, •	3,000,000	2,931,762
Total Collateralized Debt Obligations (cost $74,014,066)		72,084,110

4    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds — 51.46%
Banking — 8.23%
Akbank T.A.S. 144A 6.80% 2/6/26 #	1,595,000	$1,565,595
Ally Financial 5.75% 11/20/25	5,970,000	6,747,351
Banco de Credito del Peru 144A 2.70% 1/11/25 #	2,215,000	2,269,965
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	441,203
Banco General 144A 4.125% 8/7/27 #	1,580,000	1,719,925
Banco Mercantil del Norte
144A 6.75% #, μ, ψ	745,000	710,801
144A 8.375% #, μ, ψ	1,235,000	1,249,573
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero
144A 5.375% 4/17/25 #	890,000	988,278
144A 5.95% 10/1/28 #, *, μ	1,125,000	1,166,974
Bancolombia 3.00% 1/29/25	1,905,000	1,897,266
Bangkok Bank 144A 3.733% 9/25/34 #, μ	1,875,000	1,885,022
Banistmo 144A 4.25% 7/31/27 #	2,050,000	2,038,725
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	4,650,000	4,612,102
Bank of America
1.898% 7/23/31 μ	7,870,000	8,024,471
2.676% 6/19/41 μ	12,230,000	13,090,822
Bank of China 144A 5.00% 11/13/24 #	1,640,000	1,844,311
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,835,108
Bank of Montreal 1.85% 5/1/25	6,915,000	7,295,617
Bank of New York Mellon 4.70% μ, ψ	2,510,000	2,724,053
Barclays Bank 1.70% 5/12/22	2,755,000	2,810,375
BBVA Bancomer
144A 5.125% 1/18/33 #, μ	786,000	740,813
144A 6.75% 9/30/22 #	445,000	481,230
BBVA USA
2.875% 6/29/22	5,190,000	5,363,745
3.875% 4/10/25	5,755,000	6,181,736
Citizens Financial Group 5.65% μ, ψ	2,830,000	3,006,875
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	7,755,000	8,119,500
144A 4.194% 4/1/31 #, μ	4,470,000	5,231,264
144A 6.25% #, μ, ψ	14,850,000	15,873,907
144A 7.25% #, μ, ψ	4,240,000	4,513,247
DBS Group Holdings 144A 4.52% 12/11/28 #, *, μ	1,800,000	1,962,174
Emirates NBD Bank PJSC 2.625% 2/18/25	1,405,000	1,443,028
NQ-189 [7/20] 9/20 (1326008)    5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
2.55% 5/5/27	3,534,000	$3,848,558
3.65% 1/25/24	1,440,000	1,581,203
3.95% 3/14/28	3,291,000	3,920,481
Fifth Third Bank 3.85% 3/15/26	2,435,000	2,791,727
Goldman Sachs Group
2.60% 2/7/30	2,710,000	2,911,061
3.50% 4/1/25	3,910,000	4,336,353
ICICI Bank 144A 4.00% 3/18/26 #	1,850,000	1,946,014
JPMorgan Chase & Co.
2.522% 4/22/31 μ	3,790,000	4,096,769
3.109% 4/22/41 μ	1,930,000	2,195,942
3.109% 4/22/51 μ	2,680,000	3,052,631
3.702% 5/6/30 μ	165,000	191,801
4.023% 12/5/24 μ	13,375,000	14,802,843
4.60% μ, ψ	3,435,000	3,328,000
5.00% μ, ψ	4,030,000	4,058,821
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 •	5,850,000	5,916,588
2.188% 4/28/26 μ	8,630,000	9,102,439
3.622% 4/1/31 μ	2,510,000	2,941,236
5.00% 11/24/25	9,030,000	10,765,978
Natwest Group 8.625% μ, ψ	10,650,000	11,150,656
Northern Trust 1.95% 5/1/30	4,655,000	4,956,772
PNC Bank 4.05% 7/26/28	6,875,000	8,222,422
PNC Financial Services Group 2.60% 7/23/26	8,325,000	9,230,359
Popular 6.125% 9/14/23	1,195,000	1,271,056
QNB Finance
2.625% 5/12/25	1,070,000	1,124,945
3.50% 3/28/24	1,470,000	1,583,018
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	1,445,000	1,515,429
Truist Bank
2.25% 3/11/30	5,775,000	6,099,435
2.636% 9/17/29 μ	14,959,000	15,274,351
Truist Financial 4.95% *, μ, ψ	3,005,000	3,215,350
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #	945,000	934,824
144A 5.875% 3/16/23 #	928,000	918,720
6    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 1.364% 1/30/27 #, μ	1,075,000	$1,085,537
144A 4.125% 9/24/25 #	8,480,000	9,749,055
6.875% μ, ψ	6,345,000	6,456,482
7.125% μ, ψ	1,405,000	1,454,811
US Bancorp 1.45% 5/12/25	4,195,000	4,357,952
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	9,167,000	8,005,129
Wells Fargo & Co. 3.068% 4/30/41 μ	1,865,000	2,045,231
Woori Bank 144A 4.75% 4/30/24 #, *	1,525,000	1,680,464
		299,955,499
Basic Industry — 4.57%
Avient 144A 5.75% 5/15/25 #	4,468,000	4,855,554
BHP Billiton Finance USA 144A 6.25% 10/19/75 #, μ	12,410,000	12,508,225
Bioceanico Sovereign Certificate 144A 2.971% 6/5/34 #, ^	1,410,980	1,021,197
Braskem Netherlands Finance 144A 8.50% 1/23/81 #, μ	1,370,000	1,387,207
Chemours 7.00% 5/15/25 *	3,347,000	3,408,920
Corp Nacional del Cobre de Chile
144A 3.15% 1/14/30 #	6,696,000	7,208,679
144A 4.25% 7/17/42 #	400,000	471,048
CSN Islands XI 144A 6.75% 1/28/28 #	1,015,000	943,950
CSN Resources
144A 7.625% 2/13/23 #	600,000	608,250
144A 7.625% 4/17/26 #	410,000	406,187
Equate Petrochemical 144A 3.00% 3/3/22 #	975,000	992,616
First Quantum Minerals
144A 7.25% 4/1/23 #	3,600,000	3,621,510
144A 7.50% 4/1/25 #	2,650,000	2,679,813
Freeport-McMoRan
4.125% 3/1/28	3,410,000	3,592,725
4.25% 3/1/30	3,437,000	3,594,208
4.625% 8/1/30	1,910,000	2,047,281
5.45% 3/15/43	4,755,000	5,299,257
Georgia-Pacific
144A 1.75% 9/30/25 #	2,465,000	2,588,708
144A 2.10% 4/30/27 #	1,965,000	2,089,572
144A 2.30% 4/30/30 #	4,085,000	4,420,894
8.00% 1/15/24	11,171,000	13,967,808
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,735,000	2,038,625
NQ-189 [7/20] 9/20 (1326008)    7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals 144A 7.625% 1/15/25 #	685,000	$694,891
Industrias Penoles 144A 4.75% 8/6/50 #	1,950,000	2,024,032
Inversiones CMPC 144A 3.85% 1/13/30 #	1,130,000	1,185,161
Israel Chemicals 6.375% 5/31/38	3,717,000	4,556,164
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	825,440
Klabin Austria 144A 7.00% 4/3/49 #	1,615,000	1,778,519
LYB International Finance III 2.875% 5/1/25	8,342,000	9,025,176
MEGlobal Canada 144A 5.875% 5/18/30 #	985,000	1,167,591
Methanex 5.25% 12/15/29	7,265,000	7,043,962
Metinvest
144A 7.75% 4/23/23 #	300,000	297,774
144A 8.50% 4/23/26 #	605,000	596,282
Minera Mexico 144A 4.50% 1/26/50 #	2,150,000	2,349,047
Newmont
2.25% 10/1/30	5,810,000	6,137,234
2.80% 10/1/29	11,110,000	12,236,296
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	2,035,000	2,169,904
Nutrien 2.95% 5/13/30	2,995,000	3,299,343
OCP
144A 4.50% 10/22/25 #	1,791,000	1,876,144
144A 6.875% 4/25/44 #	1,515,000	1,889,305
Olin
5.00% 2/1/30	5,065,000	4,772,826
5.625% 8/1/29	1,935,000	1,860,222
Phosagro OAO Via Phosagro Bond Funding 144A 3.95% 11/3/21 #	690,000	710,421
Sasol Financing USA 5.875% 3/27/24	9,820,000	9,230,800
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	1,320,000	1,378,271
Syngenta Finance
144A 3.933% 4/23/21 #	2,540,000	2,565,860
144A 4.441% 4/24/23 #	1,360,000	1,431,219
Vale Overseas 3.75% 7/8/30	4,485,000	4,818,998
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	1,340,000	948,050
		166,621,166
Brokerage — 0.50%
Banco BTG Pactual 144A 4.50% 1/10/25 #	1,365,000	1,367,730
Charles Schwab 5.375% μ, ψ	6,670,000	7,320,325
8    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
4.15% 1/23/30	1,585,000	$1,789,067
6.45% 6/8/27	3,815,000	4,600,057
6.50% 1/20/43	2,455,000	3,125,119
		18,202,298
Capital Goods — 3.39%
Amphenol 2.05% 3/1/25	1,620,000	1,714,698
Ashtead Capital 144A 5.25% 8/1/26 #, *	1,540,000	1,636,250
BMC East 144A 5.50% 10/1/24 #	1,200,000	1,231,374
Boise Cascade 144A 4.875% 7/1/30 #	4,847,000	5,162,055
Bombardier 144A 6.00% 10/15/22 #	1,175,000	1,095,687
Caterpillar
2.60% 4/9/30	6,600,000	7,389,762
3.25% 4/9/50	3,200,000	3,872,223
Cemex 144A 7.375% 6/5/27 #	2,355,000	2,516,577
Covanta Holding 5.875% 7/1/25	1,105,000	1,147,703
EnPro Industries 5.75% 10/15/26	455,000	472,545
General Dynamics
3.25% 4/1/25	4,000,000	4,474,548
4.25% 4/1/40	4,155,000	5,534,861
4.25% 4/1/50	2,415,000	3,359,778
General Electric
3.45% 5/1/27	1,775,000	1,867,197
3.625% 5/1/30 *	3,620,000	3,671,052
4.35% 5/1/50	6,460,000	6,708,382
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	1,360,000	1,378,557
L3Harris Technologies
2.90% 12/15/29	6,680,000	7,439,203
3.85% 6/15/23	2,090,000	2,277,998
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	6,930,000	7,075,807
Otis Worldwide
144A 2.056% 4/5/25 #	2,375,000	2,517,971
144A 2.565% 2/15/30 #	15,665,000	17,043,714
144A 3.112% 2/15/40 #	3,332,000	3,728,570
144A 3.362% 2/15/50 #	573,000	671,607
Roper Technologies
2.35% 9/15/24	2,065,000	2,201,692
2.95% 9/15/29	7,650,000	8,574,202
Standard Industries 144A 5.00% 2/15/27 #	3,112,000	3,332,345
TransDigm 144A 6.25% 3/15/26 #	5,069,000	5,354,157
NQ-189 [7/20] 9/20 (1326008)    9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
United Rentals North America
3.875% 2/15/31	1,903,000	$1,903,000
4.00% 7/15/30	973,000	1,008,271
5.50% 5/15/27	2,085,000	2,247,891
WESCO Distribution 144A 7.25% 6/15/28 #	4,405,000	4,818,651
		123,428,328
Communications — 7.60%
Altice Financing 144A 5.00% 1/15/28 #	4,940,000	5,077,653
Altice France Holding
144A 6.00% 2/15/28 #, *	3,080,000	3,081,987
144A 10.50% 5/15/27 #	4,810,000	5,522,481
AMC Networks 4.75% 8/1/25	4,602,000	4,724,436
American Tower Trust #1 144A 3.07% 3/15/23 #	10,235,000	10,538,042
AT&T
2.30% 6/1/27	2,195,000	2,328,249
3.10% 2/1/43	2,180,000	2,241,982
3.50% 6/1/41	2,457,000	2,676,011
3.65% 6/1/51	1,185,000	1,298,719
4.35% 3/1/29	2,416,000	2,888,905
4.90% 8/15/37	4,475,000	5,629,174
C&W Senior Financing 144A 7.50% 10/15/26 #	897,000	957,911
Charter Communications Operating
2.80% 4/1/31	1,565,000	1,646,199
3.70% 4/1/51	2,785,000	2,958,113
4.464% 7/23/22	8,590,000	9,155,632
4.80% 3/1/50	2,410,000	2,912,108
5.05% 3/30/29	9,240,000	11,242,295
Clear Channel Worldwide Holdings 9.25% 2/15/24	2,460,000	2,239,030
Colombia Telecomunicaciones 144A 4.95% 7/17/30 #	1,505,000	1,549,699
Comcast
3.20% 7/15/36	4,820,000	5,627,748
3.75% 4/1/40	1,160,000	1,450,535
Connect Finco 144A 6.75% 10/1/26 #	5,040,000	5,175,828
Crown Castle International
3.80% 2/15/28	1,465,000	1,708,503
5.25% 1/15/23	4,275,000	4,754,287
CSC Holdings 5.875% 9/15/22	1,516,000	1,629,283
Digicel Group 0.5 PIK 10.00% 4/1/24 «	1,064,271	808,846
10    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Discovery Communications
4.125% 5/15/29	11,890,000	$13,731,981
5.20% 9/20/47	7,050,000	9,007,908
Frontier Communications 144A 8.00% 4/1/27 #, ‡	7,482,000	7,756,440
Gray Television 144A 5.875% 7/15/26 #	1,545,000	1,601,578
HTA Group 144A 7.00% 12/18/25 #	1,960,000	2,031,991
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,875,000	1,917,188
Millicom International Cellular 144A 6.25% 3/25/29 #, *	1,755,000	1,935,879
Netflix 144A 3.625% 6/15/25 #	4,765,000	5,062,812
Ooredoo International Finance 144A 5.00% 10/19/25 #	1,505,000	1,763,672
Sable International Finance 144A 5.75% 9/7/27 #	860,000	903,559
Sirius XM Radio 144A 4.625% 7/15/24 #	4,313,000	4,546,980
Sprint Spectrum 144A 4.738% 9/20/29 #	3,190,000	3,480,753
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	1,370,000	1,454,885
Terrier Media Buyer 144A 8.875% 12/15/27 #	6,242,000	6,409,754
Time Warner Cable 7.30% 7/1/38	9,865,000	14,368,651
Time Warner Entertainment 8.375% 3/15/23	5,470,000	6,484,995
T-Mobile USA
144A 1.50% 2/15/26 #	2,150,000	2,180,809
144A 3.50% 4/15/25 #	2,400,000	2,653,944
144A 3.75% 4/15/27 #	3,195,000	3,633,386
144A 3.875% 4/15/30 #	8,105,000	9,287,763
144A 4.375% 4/15/40 #	1,790,000	2,193,180
6.50% 1/15/26	1,875,000	1,978,875
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,750,000	1,827,000
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,925,000	1,889,368
VEON Holdings 144A 4.00% 4/9/25 #	2,057,000	2,149,020
Verizon Communications
3.15% 3/22/30	1,510,000	1,736,812
4.00% 3/22/50	900,000	1,216,670
4.50% 8/10/33	13,715,000	17,975,526
ViacomCBS
4.375% 3/15/43	8,160,000	9,066,225
4.95% 1/15/31	6,200,000	7,503,784
Vodafone Group
4.25% 9/17/50	3,080,000	3,816,466
4.875% 6/19/49	12,805,000	16,954,518
VTR Finance 144A 6.375% 7/15/28 #	615,000	657,601
NQ-189 [7/20] 9/20 (1326008)    11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Weibo 3.375% 7/8/30	5,695,000	$5,990,401
Zayo Group Holdings 144A 6.125% 3/1/28 #	2,065,000	2,133,083
		277,127,113
Consumer Cyclical — 3.43%
Allison Transmission 144A 5.875% 6/1/29 #	3,545,000	3,921,249
Amazon.com
1.20% 6/3/27	1,620,000	1,670,419
1.50% 6/3/30	2,335,000	2,424,146
2.50% 6/3/50	3,800,000	4,159,899
Boyd Gaming 144A 4.75% 12/1/27 #	6,375,000	6,141,739
CK Hutchison International 20 144A 2.50% 5/8/30 #, *	1,220,000	1,283,981
Colt Merger Sub 144A 6.25% 7/1/25 #	3,790,000	3,973,265
Costco Wholesale
1.60% 4/20/30	3,220,000	3,333,780
1.75% 4/20/32	1,155,000	1,212,067
Ford Motor Credit 4.542% 8/1/26	12,155,000	12,534,844
Future Retail 144A 5.60% 1/22/25 #, *	1,980,000	1,292,391
General Motors
5.00% 10/1/28	3,376,000	3,824,533
5.40% 10/2/23	1,830,000	2,019,374
6.125% 10/1/25	1,830,000	2,135,821
General Motors Financial
5.20% 3/20/23	3,465,000	3,771,708
5.25% 3/1/26	4,443,000	5,030,126
Home Depot
2.70% 4/15/30	2,100,000	2,378,640
3.35% 4/15/50	1,840,000	2,251,489
Hutama Karya Persero 144A 3.75% 5/11/30 #	6,876,000	7,495,727
Kia Motors 144A 3.00% 4/25/23 #	1,350,000	1,402,444
Lowe's
4.55% 4/5/49	11,902,000	15,996,044
5.125% 4/15/50	4,965,000	7,202,347
MGM China Holdings 144A 5.25% 6/18/25 #, *	1,480,000	1,528,100
MGM Resorts International 5.75% 6/15/25	3,156,000	3,268,401
Murphy Oil USA 5.625% 5/1/27	715,000	760,445
Prime Security Services Borrower
144A 5.75% 4/15/26 #	295,000	328,133
144A 6.25% 1/15/28 #	6,130,000	6,399,781
Resorts World Las Vegas 144A 4.625% 4/16/29 #	1,000,000	989,126
12    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Sands China
144A 3.80% 1/8/26 #	1,135,000	$1,186,642
144A 4.375% 6/18/30 #	1,405,000	1,481,081
Scientific Games International 144A 8.25% 3/15/26 #	4,070,000	4,083,411
Shimao Group Holdings 5.60% 7/15/26	1,435,000	1,534,416
TJX
3.875% 4/15/30	2,755,000	3,328,258
4.50% 4/15/50	1,365,000	1,880,999
VF 2.40% 4/23/25	2,795,000	2,974,917
		125,199,743
Consumer Non-Cyclical — 6.09%
AbbVie
144A 2.95% 11/21/26 #	7,090,000	7,831,335
144A 4.05% 11/21/39 #	9,151,000	11,223,497
Amgen 2.20% 2/21/27	1,515,000	1,618,946
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	7,842,000	8,931,400
4.15% 1/23/25	5,260,000	6,013,605
Aramark Services 144A 5.00% 2/1/28 #, *	3,215,000	3,240,382
Bausch Health
144A 5.50% 11/1/25 #	3,629,000	3,769,479
144A 6.25% 2/15/29 #	5,030,000	5,351,115
Biogen
2.25% 5/1/30	4,660,000	4,890,448
3.15% 5/1/50	10,425,000	11,039,862
BRF 144A 4.875% 1/24/30 #, *	1,200,000	1,201,140
Bristol-Myers Squibb 2.90% 7/26/24	9,120,000	9,942,538
Charles River Laboratories International 144A 5.50% 4/1/26 #	1,375,000	1,456,338
Cigna
1.165% 7/15/23 •	3,240,000	3,270,896
2.40% 3/15/30	1,865,000	1,987,229
3.20% 3/15/40	1,780,000	1,997,736
4.125% 11/15/25	8,751,000	10,142,916
Coca-Cola
1.45% 6/1/27	1,145,000	1,193,322
2.50% 6/1/40	1,310,000	1,422,686
Cott Holdings 144A 5.50% 4/1/25 #	1,205,000	1,253,200
NQ-189 [7/20] 9/20 (1326008)    13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
3.75% 4/1/30	2,100,000	$2,468,333
4.30% 3/25/28	18,576,000	22,082,279
4.78% 3/25/38	6,524,000	8,396,335
DP World Crescent 144A 3.908% 5/31/23 #	1,135,000	1,190,388
Encompass Health
4.50% 2/1/28	2,045,000	2,140,481
4.75% 2/1/30	1,473,000	1,558,891
5.75% 9/15/25	1,280,000	1,329,414
Gilead Sciences 4.15% 3/1/47	12,105,000	16,655,734
HCA
5.875% 2/15/26	1,000,000	1,171,550
7.58% 9/15/25	160,000	184,000
JBS Investments II
144A 5.75% 1/15/28 #	1,360,000	1,446,224
144A 7.00% 1/15/26 #	910,000	980,320
JBS USA LUX 144A 5.75% 6/15/25 #	1,760,000	1,810,600
Kernel Holding
144A 6.50% 10/17/24 #	1,450,000	1,442,750
144A 8.75% 1/31/22 #	1,330,000	1,377,361
Kroger 2.20% 5/1/30 *	1,890,000	2,025,999
MHP 144A 7.75% 5/10/24 #	1,540,000	1,623,684
New York & Presbyterian Hospital 4.063% 8/1/56	3,760,000	5,084,643
Pfizer 2.55% 5/28/40	2,235,000	2,479,378
Pilgrim's Pride 144A 5.875% 9/30/27 #	3,516,000	3,722,565
Post Holdings
144A 4.625% 4/15/30 #	1,288,000	1,357,230
144A 5.75% 3/1/27 #	1,250,000	1,334,769
Rede D'or Finance 144A 4.50% 1/22/30 #	1,660,000	1,490,265
Stryker 1.95% 6/15/30	5,697,000	5,928,297
Takeda Pharmaceutical
2.05% 3/31/30	3,505,000	3,618,436
3.025% 7/9/40	2,810,000	3,065,627
3.175% 7/9/50	2,810,000	3,091,909
Tenet Healthcare 5.125% 5/1/25	5,336,000	5,495,920
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28 *	2,478,000	2,755,102
144A 7.125% 1/31/25 #	725,000	797,123
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,186,291
14    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Upjohn
144A 1.65% 6/22/25 #	1,045,000	$1,075,902
144A 2.30% 6/22/27 #	700,000	737,944
144A 2.70% 6/22/30 #	5,150,000	5,504,636
144A 4.00% 6/22/50 #	1,195,000	1,368,041
US Foods 144A 6.25% 4/15/25 #	5,867,000	6,300,190
		222,056,681
Electric — 4.86%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	1,535,000	1,519,888
AES Gener 144A 7.125% 3/26/79 #, μ	1,755,000	1,788,749
American Transmission Systems 144A 5.25% 1/15/22 #	5,910,000	6,279,595
Calpine
144A 4.50% 2/15/28 #	1,215,000	1,256,529
144A 5.00% 2/1/31 #	3,210,000	3,297,890
144A 5.125% 3/15/28 #	1,213,000	1,261,720
144A 5.25% 6/1/26 #	882,000	919,842
CenterPoint Energy
3.85% 2/1/24	2,805,000	3,089,556
4.25% 11/1/28	7,555,000	9,009,967
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #	374,000	372,485
144A 4.625% 2/4/30 #	1,490,000	1,507,694
CLP Power Hong Kong Financing 2.875% 4/26/23	955,000	993,559
Comision Federal de Electricidad
144A 4.75% 2/23/27 #	3,339,000	3,547,053
144A 4.875% 1/15/24 #	380,000	404,185
Duke Energy 4.875% μ, ψ	5,375,000	5,556,905
Duke Energy Indiana 3.25% 10/1/49	3,645,000	4,423,264
Engie Energia Chile 144A 4.50% 1/29/25 #	1,110,000	1,222,039
Entergy Arkansas 4.20% 4/1/49	2,415,000	3,367,929
Entergy Louisiana 4.95% 1/15/45	685,000	762,376
Entergy Mississippi 3.85% 6/1/49	5,140,000	6,637,087
Entergy Texas 3.55% 9/30/49	2,030,000	2,456,245
Evergy 4.85% 6/1/21	1,660,000	1,702,932
Evergy Kansas Central 3.45% 4/15/50	4,730,000	5,826,626
Evergy Metro 3.65% 8/15/25	7,975,000	9,009,795
FirstEnergy Transmission 144A 4.55% 4/1/49 #	2,475,000	2,972,457
Interstate Power and Light 4.10% 9/26/28	10,375,000	12,261,001
Israel Electric 144A 5.00% 11/12/24 #	2,085,000	2,352,182
Kallpa Generacion 144A 4.125% 8/16/27 #	2,566,000	2,641,697
NQ-189 [7/20] 9/20 (1326008)    15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Listrindo Capital 144A 4.95% 9/14/26 #	1,794,000	$1,861,275
Louisville Gas and Electric 4.25% 4/1/49	7,745,000	10,366,934
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	2,430,000	2,455,611
National Rural Utilities Cooperative Finance 4.75% 4/30/43 μ	3,045,000	3,065,491
NV Energy 6.25% 11/15/20	7,391,000	7,501,607
Pacific Gas and Electric
2.10% 8/1/27 *	1,315,000	1,314,155
2.50% 2/1/31	1,940,000	1,952,233
3.30% 8/1/40	825,000	843,919
PacifiCorp
2.70% 9/15/30	785,000	892,555
3.30% 3/15/51	795,000	981,668
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	869,380
144A 5.25% 5/15/47 #	870,000	1,048,824
PG&E 5.25% 7/1/30	6,245,000	6,502,606
ReNew Power 144A 5.875% 3/5/27 #	1,465,000	1,469,953
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	1,820,000	1,976,748
Southern California Edison
3.65% 2/1/50	4,450,000	5,105,458
4.00% 4/1/47	1,615,000	1,923,794
4.875% 3/1/49	7,070,000	9,369,916
Southwestern Electric Power 4.10% 9/15/28	13,080,000	15,486,877
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	595,000	652,633
Vistra Operations 144A 5.50% 9/1/26 #	4,854,000	5,120,970
		177,203,854
Energy — 6.27%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,626,740
AES Andres 144A 7.95% 5/11/26 #	1,525,000	1,576,469
Bayan Resources 144A 6.125% 1/24/23 #	820,000	789,049
BP Capital Markets 4.875% μ, ψ	7,115,000	7,648,625
Chevron 2.236% 5/11/30	2,485,000	2,690,059
Crestwood Midstream Partners 6.25% 4/1/23	1,755,000	1,702,534
Ecopetrol
5.375% 6/26/26	935,000	1,036,097
6.875% 4/29/30	850,000	1,025,623
Energy Transfer Operating
5.25% 4/15/29	6,185,000	6,722,072
6.25% 4/15/49	9,550,000	10,312,704
16    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Equinor 1.75% 1/22/26	1,715,000	$1,792,561
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	1,410,000	1,423,216
Geopark
144A 5.50% 1/17/27 #	1,425,000	1,250,437
144A 6.50% 9/21/24 #	510,000	481,950
Gran Tierra Energy 144A 7.75% 5/23/27 #	1,400,000	672,875
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,880,000	1,915,273
Grupo Energia Bogota 144A 4.875% 5/15/30 #	7,105,000	7,762,212
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	840,000	846,140
144A 4.875% 1/14/48 #	1,260,000	1,243,362
KazMunayGas National JSC 144A 6.375% 10/24/48 #	679,000	909,520
KazTransGas JSC 144A 4.375% 9/26/27 #	6,907,000	7,538,369
Lukoil Securities 144A 3.875% 5/6/30 #	5,655,000	6,002,975
Marathon Oil 4.40% 7/15/27	14,395,000	14,635,427
MPLX
4.00% 3/15/28	925,000	1,007,692
4.125% 3/1/27	5,760,000	6,298,028
5.50% 2/15/49	9,335,000	11,198,765
Murphy Oil 5.875% 12/1/27	4,591,000	4,228,036
NiSource 5.65% μ, ψ	3,660,000	3,570,293
Noble Energy
3.25% 10/15/29	5,565,000	6,269,312
3.90% 11/15/24	3,765,000	4,196,850
4.20% 10/15/49	6,915,000	8,761,218
4.95% 8/15/47	2,805,000	3,827,718
5.05% 11/15/44	1,180,000	1,577,881
NuStar Logistics 5.625% 4/28/27	665,000	650,712
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	713,375
Oleoducto Central 144A 4.00% 7/14/27 #	1,655,000	1,713,339
ONEOK 7.50% 9/1/23	7,805,000	8,955,303
Pertamina Persero 144A 3.65% 7/30/29 #, *	660,000	711,213
Petrobras Global Finance
5.60% 1/3/31 *	6,095,000	6,405,083
6.75% 6/3/50	1,310,000	1,427,553
Petroleos Mexicanos
144A 5.95% 1/28/31 #	1,150,000	990,501
144A 6.49% 1/23/27 #	430,000	411,080
6.50% 1/23/29	6,835,000	6,322,990
6.75% 9/21/47	924,000	752,395
NQ-189 [7/20] 9/20 (1326008)    17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Petronas Capital 144A 3.50% 4/21/30 #	600,000	$683,798
Precision Drilling 144A 7.125% 1/15/26 #, *	775,000	537,509
PTTEP Treasury Center 144A 2.587% 6/10/27 #	6,525,000	6,785,209
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,658,496
5.75% 5/15/24	8,662,000	9,871,979
Saudi Arabian Oil
144A 2.875% 4/16/24 #	1,370,000	1,443,580
144A 3.50% 4/16/29 #	795,000	887,217
144A 4.25% 4/16/39 #	2,142,000	2,581,709
Schlumberger Holdings 144A 4.30% 5/1/29 #	7,635,000	8,720,034
Southwestern Energy 7.75% 10/1/27 *	5,780,000	5,449,384
Targa Resources Partners 5.375% 2/1/27	1,665,000	1,724,083
Tecpetrol 144A 4.875% 12/12/22 #	1,451,000	1,417,025
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	6,236,000	6,298,971
Tengizchevroil Finance International 144A 3.25% 8/15/30 #	2,370,000	2,407,790
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	4,980,000	5,266,933
Transocean Proteus 144A 6.25% 12/1/24 #	1,046,500	994,175
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,350,000	1,183,363
Tullow Oil 144A 7.00% 3/1/25 #	1,575,000	942,031
Ultrapar International 144A 5.25% 6/6/29 #	1,850,000	1,866,252
YPF 144A 8.50% 6/27/29 #	1,800,000	1,441,494
		228,754,658
Finance Companies — 0.54%
AerCap Ireland Capital DAC
3.65% 7/21/27	7,528,000	6,915,020
6.50% 7/15/25	1,585,000	1,702,373
Air Lease
3.00% 2/1/30	5,050,000	4,774,093
3.375% 7/1/25	1,780,000	1,812,164
GE Capital Funding 144A 3.45% 5/15/25 #	4,190,000	4,422,221
		19,625,871
Insurance — 1.30%
AIA Group
3.125% 3/13/23	1,410,000	1,474,250
144A 3.20% 3/11/25 #	315,000	337,945
144A 3.375% 4/7/30 #	1,120,000	1,256,695
American International Group 3.40% 6/30/30	3,890,000	4,350,657
18    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Aon 2.80% 5/15/30	435,000	$480,361
AssuredPartners 144A 7.00% 8/15/25 #	911,000	927,503
Brighthouse Financial 5.625% 5/15/30	2,220,000	2,543,193
Centene
3.375% 2/15/30	2,725,000	2,898,732
144A 5.375% 8/15/26 #	2,535,000	2,722,755
HUB International 144A 7.00% 5/1/26 #	3,545,000	3,716,950
MetLife
6.40% 12/15/36	40,000	49,682
144A 9.25% 4/8/38 #	8,985,000	13,354,990
Prudential Financial
3.70% 3/13/51	4,795,000	5,745,473
5.375% 5/15/45 μ	4,135,000	4,447,340
USI 144A 6.875% 5/1/25 #	2,955,000	3,038,080
		47,344,606
Natural Gas — 0.08%
Sempra Energy 4.875% μ, ψ	2,785,000	2,890,273
		2,890,273
Real Estate — 0.23%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	1,380,000	1,242,690
China Overseas Finance Cayman V 3.95% 11/15/22	1,355,000	1,430,262
Corporate Office Properties 5.25% 2/15/24	3,779,000	4,104,172
Kaisa Group Holdings 9.375% 6/30/24	1,645,000	1,515,221
		8,292,345
REITs — 0.04%
Goodman HK Finance 4.375% 6/19/24	1,418,000	1,537,906
		1,537,906
Technology — 2.62%
Baidu 3.875% 9/29/23	1,405,000	1,510,594
Broadcom
144A 3.15% 11/15/25 #	2,260,000	2,439,726
144A 4.15% 11/15/30 #	2,690,000	3,027,208
144A 5.00% 4/15/30 #	7,195,000	8,566,821
CDK Global
5.00% 10/15/24	2,545,000	2,878,166
5.875% 6/15/26	1,733,000	1,856,000
CommScope Technologies 144A 5.00% 3/15/27 #	633,000	613,089
Equinix 5.375% 5/15/27	1,680,000	1,852,460
Fiserv 2.65% 6/1/30	3,095,000	3,393,240
NQ-189 [7/20] 9/20 (1326008)    19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Global Payments
2.65% 2/15/25	7,285,000	$7,811,514
2.90% 5/15/30	3,785,000	4,154,502
3.20% 8/15/29	5,250,000	5,873,265
International Business Machines
1.95% 5/15/30	2,920,000	3,059,497
3.00% 5/15/24	13,900,000	15,180,208
Iron Mountain 144A 5.25% 7/15/30 #	4,750,000	4,990,469
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,168,000	1,213,038
Microchip Technology 144A 4.25% 9/1/25 #	2,205,000	2,321,316
NXP
144A 2.70% 5/1/25 #	485,000	520,178
144A 3.40% 5/1/30 #	940,000	1,040,102
144A 4.125% 6/1/21 #	7,025,000	7,219,668
144A 4.30% 6/18/29 #	800,000	934,120
144A 4.875% 3/1/24 #	9,620,000	10,826,493
Tencent Holdings 144A 3.28% 4/11/24 #	1,600,000	1,709,361
Xilinx 2.375% 6/1/30	2,215,000	2,404,085
		95,395,120
Transportation — 1.55%
Aeropuertos Argentina 2000 144A PIK 9.375% 2/1/27 #, >	1,989,292	1,467,103
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	1,985,000	451,588
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	1,926,000	1,328,940
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	1,730,000	2,020,718
Azul Investments 144A 5.875% 10/26/24 #	2,050,000	1,073,472
Delta Air Lines 144A 7.00% 5/1/25 #	15,420,000	16,496,760
FedEx 4.05% 2/15/48	5,615,000	6,411,983
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,695,000	1,877,501
Mileage Plus Holdings 144A 6.50% 6/20/27 #	8,415,000	8,730,562
Rumo Luxembourg 144A 5.25% 1/10/28 #	1,960,000	2,038,988
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	2,175,000	1,508,906
Southwest Airlines
5.125% 6/15/27	5,210,000	5,474,168
5.25% 5/4/25	2,790,000	2,991,152
Union Pacific 3.25% 2/5/50	4,005,000	4,717,750
		56,589,591
Utilities — 0.16%
Aegea Finance 144A 5.75% 10/10/24 #	1,350,000	1,395,434
20    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Essential Utilities
2.704% 4/15/30	2,055,000	$2,249,006
3.351% 4/15/50	1,985,000	2,332,525
		5,976,965
Total Corporate Bonds (cost $1,741,054,533)		1,876,202,017

Municipal Bonds — 0.14%
Oregon State Taxable Pension (Taxable Build America Bonds) 5.892% 6/1/27	150,000	189,576
South Carolina Public Service Authority Series D 4.77% 12/1/45	790,000	1,036,662
State of California Various Purposes (Build America Bonds) 7.55% 4/1/39	2,195,000	3,995,273
Total Municipal Bonds (cost $4,287,830)		5,221,511

Non-Agency Asset-Backed Securities — 2.17%
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.141% 11/25/36 •	4,742,749	4,900,299
CNH Equipment Trust Series 2019-B A2 2.55% 9/15/22	2,727,976	2,743,738
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	2,139	2,057
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	6,214,384
Series 2020-A A2 1.03% 10/15/22	3,800,000	3,815,774
Hardee's Funding Series 2018-1A A2I 144A 4.25% 6/20/48 #	3,045,750	3,061,557
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	8,270,325	7,581,986
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	753,994	757,565
Series 2020-A A2 1.82% 3/15/22	2,063,023	2,074,509
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 0.515% (LIBOR01M + 0.34%) 5/15/23 #, •	2,325,000	2,324,820
Series 2019-AA A 144A 0.525% (LIBOR01M + 0.35%) 5/15/23 #, •	8,605,000	8,606,929
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 0.802% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #, •	2,200,000	2,199,180
NQ-189 [7/20] 9/20 (1326008)    21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Nissan Master Owner Trust Receivables Series 2019-B A 0.605% (LIBOR01M + 0.43%) 11/15/23 •	2,000,000	$1,998,608
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 0.422% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ♦, •	983,421	979,594
Taco Bell Funding Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,764,500	2,777,161
Tesla Auto Lease Trust Series 2019-A A2 144A 2.13% 4/20/22 #	3,376,906	3,415,696
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	840,103	845,762
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	1,210,952	1,229,197
Series 2016-1 A1B 144A 2.75% 2/25/55 #, •	670,773	680,415
Series 2016-2 A1 144A 3.00% 8/25/55 #, •	810,286	830,472
Series 2016-3 A1 144A 2.25% 4/25/56 #, •	937,759	944,425
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	878,445	902,729
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	454,409	463,812
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,856,158
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	801,793	830,201
Trafigura Securitisation Finance Series 2018-1A A1 144A 0.905% (LIBOR01M + 0.73%) 3/15/22 #, •	5,810,000	5,695,589
Vantage Data Centers Issuer Series 2018-1A A2 144A 4.072% 2/16/43 #	975,833	1,011,299
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.675% (LIBOR01M + 0.50%) 11/15/22 #, •	4,685,000	4,689,025
Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,489,875	4,661,478
Total Non-Agency Asset-Backed Securities (cost $77,935,894)		79,094,419

Non-Agency Collateralized Mortgage Obligations — 2.48%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.797% 1/25/45 #, •	2,095,368	2,146,468
Series 2015-1 B2 144A 3.797% 1/25/45 #, •	1,184,799	1,196,346
Banc of America Mortgage Trust Series 2004-K 2A1 3.744% 12/25/34 •	320,480	317,875
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #, •	1,029,780	1,058,059
CHL Mortgage Pass Through Trust Series 2004-HYB2 2A 3.991% 7/20/34 ♦, •	41,115	36,900
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	218,521	219,098
22    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.572% (LIBOR01M + 2.40%) 4/25/31 #, •	1,839,682	$1,811,417
Series 2019-R01 2M2 144A 2.622% (LIBOR01M + 2.45%) 7/25/31 #, •	1,563,683	1,537,247
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	776,115	781,145
Flagstar Mortgage Trust Series 2018-5 A7 144A 4.00% 9/25/48 #, •	328,701	331,062
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.022% (LIBOR01M + 2.85%) 4/25/28 •	45,828	45,848
Series 2017-HQA2 M2AS 1.222% (LIBOR01M + 1.05%) 12/25/29 •	3,530,943	3,487,118
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.222% (LIBOR01M + 2.05%) 11/25/49 #, •	2,822,487	2,762,494
Series 2020-DNA2 M1 144A 0.922% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	356,641	354,858
Series 2020-DNA2 M2 144A 2.022% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	1,500,000	1,420,700
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	658,812	665,176
GS Mortgage-Backed Securities Trust Series 2020-PJ1 A1 144A 3.50% 5/25/50 #, •	1,677,343	1,707,134
GSR Mortgage Loan Trust Series 2004-9 4A1 3.167% 8/25/34 •	213,882	204,791
Holmes Master Issuer Series 2018-2A A2 144A 0.695% (LIBOR03M + 0.42%) 10/15/54 #, •	1,256,319	1,254,023
NQ-189 [7/20] 9/20 (1326008)    23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.924% 11/25/35 •	115,557	$100,407
Series 2006-S1 1A1 6.00% 4/25/36	1,461,134	1,580,337
Series 2007-A1 7A4 3.78% 7/25/35 •	23,783	20,770
Series 2014-2 B1 144A 3.399% 6/25/29 #, •	1,178,161	1,178,264
Series 2014-2 B2 144A 3.399% 6/25/29 #, •	438,960	438,770
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #, •	2,239,541	2,268,016
Series 2015-1 B2 144A 2.143% 12/25/44 #, •	2,618,491	2,531,109
Series 2015-4 B1 144A 3.616% 6/25/45 #, •	2,364,189	2,403,100
Series 2015-4 B2 144A 3.616% 6/25/45 #, •	1,697,231	1,718,786
Series 2015-5 B2 144A 2.681% 5/25/45 #, •	2,732,861	2,775,323
Series 2015-6 B1 144A 3.587% 10/25/45 #, •	1,627,048	1,655,448
Series 2015-6 B2 144A 3.587% 10/25/45 #, •	1,575,258	1,594,056
Series 2016-4 B1 144A 3.876% 10/25/46 #, •	1,054,897	1,101,020
Series 2016-4 B2 144A 3.876% 10/25/46 #, •	1,806,545	1,853,851
Series 2017-1 B3 144A 3.516% 1/25/47 #, •	3,228,896	3,217,536
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	944,492	968,756
Series 2019-LTV3 A3 144A 3.50% 3/25/50 #, •	1,037,992	1,063,901
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	1,322,025	1,356,570
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	10,900,000	11,280,410
MASTR ARM Trust Series 2004-10 2A2 3.538% 10/25/34 •	19,532	17,139
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	1,259,888	1,345,876
Permanent Master Issuer Series 2018-1A 1A1 144A 0.655% (LIBOR03M + 0.38%) 7/15/58 #, •	500,000	499,629
Sequoia Mortgage Trust
Series 2013-4 B2 3.485% 4/25/43 •	1,156,933	1,159,295
Series 2013-12 B3 144A 4.171% 12/25/43 #, •	2,890,524	2,922,957
Series 2014-2 A4 144A 3.50% 7/25/44 #, •	759,428	783,389
Series 2015-1 B2 144A 3.871% 1/25/45 #, •	1,651,908	1,673,166
Series 2017-4 A1 144A 3.50% 7/25/47 #, •	850,965	875,864
Series 2018-5 A4 144A 3.50% 5/25/48 #, •	916,561	924,552
Series 2020-3 A1 144A 3.00% 4/25/50 #, •	2,026,584	2,111,271
Silverstone Master Issuer Series 2018-1A 1A 144A 0.661% (LIBOR03M + 0.39%) 1/21/70 #, •	3,360,000	3,346,496
Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.043% 9/25/37 •	579,729	558,319
24    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ♦	8,797	$427
Wells Fargo Mortgage Backed Securities Trust Series 2020-3 A1 144A 3.00% 6/25/50 #, •	9,900,000	10,224,819
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	44,416	44,377
Series 2006-AR5 2A1 3.995% 4/25/36 •	415,118	388,987
Series 2007-AR10 2A1 4.31% 1/25/38 •	819,548	716,651
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	2,461,332	2,526,436
Total Non-Agency Collateralized Mortgage Obligations (cost $89,577,013)		90,563,839

Non-Agency Commercial Mortgage-Backed Securities — 7.94%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	30,710
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	7,309,425
Series 2017-BNK5 B 3.896% 6/15/60 •	2,775,000	2,889,611
Series 2017-BNK7 A5 3.435% 9/15/60	4,585,000	5,173,119
Series 2019-BN20 A3 3.011% 9/15/62	5,125,000	5,739,723
Series 2019-BN21 A5 2.851% 10/17/52	8,000,000	8,862,601
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	7,815,000	8,989,637
Series 2018-B3 A5 4.025% 4/10/51	1,615,000	1,901,643
Series 2019-B9 A5 4.016% 3/15/52	13,645,000	16,244,175
Series 2020-B17 A5 2.289% 3/15/53	2,563,000	2,731,791
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	7,910,000	9,256,036
Series 2019-CF2 A5 2.874% 11/15/52	5,400,000	5,657,442
Series 2019-CF3 A4 3.006% 1/15/53	3,000,000	3,349,001
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,911,281
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	2,092,228
Series 2019-CD8 A4 2.912% 8/15/57	3,400,000	3,766,390
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.739% 12/15/47 #, •	1,745,000	1,784,328
Series 2016-C7 A3 3.389% 12/10/54	9,835,000	11,056,314
NQ-189 [7/20] 9/20 (1326008)    25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	$3,864,111
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	6,035,903
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	3,062,482
Series 2018-C5 A4 4.228% 6/10/51 •	2,750,000	3,250,234
Series 2019-C7 A4 3.102% 12/15/72	2,800,000	3,159,513
Series 2020-555 A 144A 2.647% 12/10/41 #	3,500,000	3,647,187
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,720,000	6,908,159
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,645,065
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	3,171,103
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	11,304,775
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,684,750
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,020,000	3,322,634
Series 2016-C3 A5 2.89% 8/10/49	4,500,000	4,880,750
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.687% 11/10/46 #, •	2,205,000	2,213,430
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	2,620,000	2,632,468
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	3,115,000	2,724,458
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,450,309
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,656,474
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,783,043
Series 2018-GS9 A4 3.992% 3/10/51 •	3,375,000	3,870,607
Series 2019-GC39 A4 3.567% 5/10/52	7,241,000	8,339,112
Series 2019-GC42 A4 3.001% 9/1/52	2,835,000	3,171,086
Series 2020-GC47 A5 2.377% 5/12/53	3,000,000	3,197,437
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	12,050,101
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	8,465,128
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,182,556
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	4,240,634
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,228,183
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	3,203,604
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	2,579,060	1,486,629
26    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	$3,519,081
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	4,311,321
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	2,741,266
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	3,335,153	3,287,561
Series 2006-T21 B 144A 5.579% 10/12/52 #, •	1,576,432	1,569,614
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,503,996
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	4,534,279
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	3,851,707	3,965,192
Series 2018-C9 A4 4.117% 3/15/51 •	4,100,000	4,721,414
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	670,000	668,579
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,627,983
Series 2015-NXS3 A4 3.617% 9/15/57	2,270,000	2,516,620
Series 2016-BNK1 A3 2.652% 8/15/49	5,790,000	6,114,984
Series 2017-C38 A5 3.453% 7/15/50	4,140,000	4,654,104
Total Non-Agency Commercial Mortgage-Backed Securities (cost $274,719,244)		289,313,374

Loan Agreements — 4.48%
Acrisure Tranche B 3.661% (LIBOR01M + 3.50%) 2/15/27 •	1,915,974	1,851,789
American Airlines Tranche B 2.175% (LIBOR01M + 2.00%) 12/14/23 •	1,108,914	845,283
Applied Systems 1st Lien TBD 9/19/24 X	2,230,000	2,215,505
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	4,729,152	4,781,173
Aramark Services Tranche B-3 1.911% (LIBOR01M + 1.75%) 3/11/25 •	1,744,079	1,667,231
AssuredPartners 3.661% (LIBOR01M + 3.50%) 2/12/27 •	979,466	953,347
AthenaHealth Tranche B 1st Lien 4.818% (LIBOR03M + 4.50%) 2/11/26 •	691,250	683,041
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/24/26 •	360,000	289,800
Bausch Health 3.176% (LIBOR01M + 3.00%) 6/2/25 •	1,065,938	1,050,615
Berry Global Tranche W 2.188% (LIBOR01M + 2.00%) 10/1/22 •	3,350,000	3,299,750
Berry Global Tranche Y 2.188% (LIBOR01M + 2.00%) 7/1/26 •	2,138,400	2,082,267
NQ-189 [7/20] 9/20 (1326008)    27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	1,161,481	$1,058,884
Boxer Parent TBD 10/2/25 •	1,807,433	1,750,540
Buckeye Partners 2.921% (LIBOR01M + 2.75%) 11/1/26 •	1,574,544	1,543,710
BWay Holding 3.523% (LIBOR03M + 3.25%) 4/3/24 •	1,055,603	988,402
BY CROWN PARENT Tranche B TBD 1/31/26 X	2,710,000	2,703,225
Caesars Resort Collection Tranche B-1 4.715% (LIBOR01M + 4.50%) 7/21/25 •	1,570,000	1,518,320
Calpine
2.42% (LIBOR01M + 2.25%) 1/15/24 •	973,506	955,556
2.42% (LIBOR01M + 2.25%) 4/5/26 •	900,900	882,882
Carnival TBD 8.50% 6/30/25 •	1,350,000	1,329,750
Change Healthcare Holdings 3.50% (LIBOR03M + 2.50%) 3/1/24 •	1,147,718	1,124,047
Charter Communications Operating Tranche B2 1.92% (LIBOR01M + 1.75%) 2/1/27 •	1,902,255	1,859,624
Chemours Tranche B-2 1.92% (LIBOR01M + 1.75%) 4/3/25 •	1,639,749	1,566,644
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	2,419,237	2,247,875
Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	1,943,130	1,896,981
Core & Main 3.75% (LIBOR06M + 2.75%) 8/1/24 •	2,544,586	2,480,972
CPI Holdco 1st Lien 4.411% (LIBOR01M + 4.25%) 11/4/26 •	457,853	452,702
CSC Holdings
2.425% (LIBOR01M + 2.25%) 7/17/25 •	1,804,387	1,749,410
2.675% (LIBOR01M + 2.50%) 4/15/27 •	1,365,762	1,329,341
DaVita Tranche B-1 1.911% (LIBOR01M + 1.75%) 8/12/26 •	2,412,798	2,373,590
Edgewater Generation 3.911% (LIBOR01M + 3.75%) 12/15/25 •	438,519	425,409
Ensemble RCM 5.513% (LIBOR03M + 3.75%) 8/1/26 •	1,061,975	1,059,763
Epicor Software 1st Lien TBD 7/30/27 X	3,665,000	3,668,925
ESH Hospitality 2.161% (LIBOR01M + 2.00%) 9/18/26 •	1,232,019	1,191,979
ExamWorks Group Tranche B-1 (LIBOR03M + 3.25%) 7/27/23 •	1,434,391	1,421,481
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 2.75%) 6/17/24 •	1,970,933	1,948,760
28    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Garda World Security Tranche B 1st Lien 4.93% (LIBOR01M + 4.75%) 10/30/26 •	575,436	$571,479
Gardner Denver Tranche B-1 1.911% (LIBOR01M + 1.75%) 3/1/27 •	2,282,724	2,197,359
Gentiva Health Services Tranche B 3.438% (LIBOR01M + 3.25%) 7/2/25 •	1,800,223	1,778,846
Granite US Holdings Tranche B 6.322% (LIBOR06M + 5.25%) 9/30/26 •	413,101	364,562
Gray Television Tranche B-2 2.421% (LIBOR01M + 2.25%) 2/7/24 •	2,027,963	1,982,587
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	3,475,000	3,467,181
HCA Tranche B-12 1.911% (LIBOR01M + 1.75%) 3/13/25 •	4,699,847	4,645,799
Hilton Worldwide Finance Tranche B-2 1.922% (LIBOR01M + 1.75%) 6/22/26 •	316,470	305,334
HUB International 3.263% (LIBOR03M + 3.00%) 4/25/25 •	3,430,000	3,339,105
Ineos US Finance 2.214% (LIBOR02M + 2.00%) 4/1/24 •	1,252,196	1,205,761
Informatica 3.411% (LIBOR01M + 3.25%) 2/25/27 •	3,541,473	3,599,022
Informatica 2nd Lien 7.125% (LIBOR03M + 0.00%) 2/14/25 •	2,739,000	2,681,651
Invictus 1st Lien (LIBOR01M + 3.00%) 3/28/25 •	1,024,423	966,000
IQVIA Tranche B-3 2.058% (LIBOR03M + 1.75%) 6/11/25 •	2,582,300	2,539,801
Iron Mountain Information Management Tranche B 1.911% (LIBOR01M + 1.75%) 1/2/26 •	2,723,232	2,627,919
JBS USA LUX 3.072% (LIBOR06M + 2.00%) 5/1/26 •	562,875	546,458
Merrill Communications Tranche B 1st Lien 6.195% (LIBOR06M + 5.00%) 10/5/26 •	630,238	617,633
Microchip Technology 2.17% (LIBOR01M + 2.00%) 5/29/25 •	2,395,017	2,372,264
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/25/27 •	2,100,000	2,101,021
Numericable US Tranche B-11 2.928% (LIBOR01M + 2.75%) 7/31/25 •	1,506,604	1,453,120
Numericable US Tranche B-13 4.175% (LIBOR01M + 4.00%) 8/14/26 •	618,975	608,088
ON Semiconductor Tranche B-4 2.178% (LIBOR01M + 2.00%) 9/16/26 •	2,856,226	2,814,771
Penn National Gaming Tranche B-1 3.00% (LIBOR03M + 2.25%) 10/15/25 •	2,462,500	2,354,381
PG&E 0.000% (LIBOR03M + 4.50%) 6/23/25 •	3,500,000	3,473,750
NQ-189 [7/20] 9/20 (1326008)    29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
PQ Tranche B 2.511% (LIBOR03M + 2.25%) 2/8/27 •	1,991,600	$1,941,655
PQ Tranche B TBD 2/7/27 X	1,000,000	997,917
Prestige Brands Tranche B-4 2.161% (LIBOR01M + 2.00%) 1/26/24 •	1,588,964	1,571,419
Prime Security Services Borrower Tranche B-1 4.25% (LIBOR03M + 3.25%) 9/23/26 •	1,365,173	1,344,411
Radiate Holdco (LIBOR01M + 3.00%) 2/1/24 •	729,109	717,058
Russell Investments US Institutional Holdco 3.822% (LIBOR03M + 2.75%) 6/1/23 •	300,468	296,805
Ryan Specialty Group TBD 7/23/27 X	1,625,000	1,619,413
Scientific Games International Tranche B-5 3.473% (LIBOR01M + 2.75%) 8/14/24 •	3,052,561	2,790,367
Sinclair Television Group Tranche B 2.42% (LIBOR01M + 2.25%) 1/3/24 •	2,111,554	2,062,725
Solenis International 1st Lien 4.363% (LIBOR03M + 4.00%) 6/26/25 •	1,704,741	1,663,401
SS&C Technologies Tranche B-3 1.911% (LIBOR01M + 1.75%) 4/16/25 •	1,197,944	1,163,503
SS&C Technologies Tranche B-4 1.911% (LIBOR01M + 1.75%) 4/16/25 •	841,639	817,442
Stars Group Holdings 3.808% (LIBOR03M + 3.50%) 7/10/25 •	731,727	732,550
Surf Holdings 1st Lien 3.827% (LIBOR03M + 3.50%) 3/5/27 •	930,000	910,238
Tecta America 4.661% (LIBOR01M + 4.50%) 11/20/25 •	802,113	749,975
Telenet Financing Tranche AR 2.175% (LIBOR01M + 2.00%) 4/30/28 •	2,530,000	2,436,931
Terrier Media Buyer 4.411% (LIBOR01M + 4.25%) 12/17/26 •	1,286,535	1,255,176
Titan Acquisition 3.361% (LIBOR03M + 3.00%) 3/28/25 •	231,419	213,876
T-Mobile USA 3.161% (LIBOR01M + 3.00%) 4/1/27 •	1,585,000	1,592,470
Transdigm Tranche F 2.411% (LIBOR01M + 2.25%) 12/9/25 •	1,771,821	1,661,821
Trident TPI Holdings Tranche B-1 4.072% (LIBOR03M + 3.00%) 10/17/24 •	1,137,997	1,115,592
Ultimate Software Group 4.75% (LIBOR03M + 4.00%) 5/4/26 •	9,185,000	9,204,371
Ultimate Software Group 1st Lien 3.911% (LIBOR01M + 3.75%) 5/4/26 •	5,710,622	5,670,294
United Rentals (North America) 1.911% (LIBOR01M + 1.75%) 10/31/25 •	221,063	219,612
30    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
US Foods Tranche B 3.072% (LIBOR01M + 2.00%) 9/13/26 •		2,445,520	$2,323,924
USI 4.308% (LIBOR03M + 4.00%) 12/2/26 •		507,309	500,545
USI Tranche B 3.308% (LIBOR03M + 3.00%) 5/16/24 •		2,662,960	2,579,743
USIC Holdings Tranche B (LIBOR01M + 3.25%) 12/8/23 •		415,664	400,986
Vertical Midco Tranche B TBD 6/30/27 X		3,140,000	3,101,978
Vistra Operations 1.915% (LIBOR01M + 1.75%) 12/31/25 •		2,767,257	2,490,531
Zekelman Industries (LIBOR01M + 2.25%) 1/24/27 •		795,008	774,635
Zelis Cost Management Buyer 4.911% (LIBOR01M + 4.75%) 9/30/26 •		676,202	675,779
Total Loan Agreements (cost $165,859,514)			163,459,608

Sovereign BondsΔ — 2.47%
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	400,000	483,548
			483,548
Angola — 0.01%
Angolan Government International Bond 8.25% 5/9/28		499,000	425,296
			425,296
Argentina — 0.06%
Argentine Republic Government International Bond
5.625% 1/26/22		3,931,000	1,749,354
6.875% 1/11/48		725,000	303,594
			2,052,948
Azerbaijan — 0.04%
Republic of Azerbaijan International Bond 144A 4.75% 3/18/24 #		1,426,000	1,541,225
			1,541,225
Bahrain — 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		800,000	920,160
			920,160
Belarus — 0.01%
Republic of Belarus International Bond 144A 6.20% 2/28/30 #		200,000	193,527
			193,527
NQ-189 [7/20] 9/20 (1326008)    31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Brazil — 0.03%
Brazilian Government International Bond 4.75% 1/14/50	872,000	$904,155
		904,155
Chile — 0.02%
Chile Government International Bond 3.50% 1/25/50	700,000	854,350
		854,350
Colombia — 0.06%
Colombia Government International Bond
4.00% 2/26/24	1,296,000	1,383,888
5.00% 6/15/45	728,000	900,387
		2,284,275
Dominican Republic — 0.07%
Dominican Republic International Bond
144A 4.50% 1/30/30 #	867,000	844,025
144A 6.00% 7/19/28 #	1,607,000	1,713,158
		2,557,183
Ecuador — 0.03%
Ecuador Government International Bond 144A 10.75% 1/31/29 #	1,897,000	981,697
		981,697
Egypt — 0.33%
Egypt Government International Bond
144A 5.577% 2/21/23 #	9,340,000	9,626,598
144A 5.75% 5/29/24 #, *	1,030,000	1,040,465
144A 8.70% 3/1/49 #	1,280,000	1,271,708
		11,938,771
El Salvador — 0.02%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	862,000	719,986
		719,986
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	435,000	415,036
		415,036
32    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Georgia — 0.01%
Georgia Government International Bond 6.875% 4/12/21	389,000	$399,168
		399,168
Ghana — 0.02%
Ghana Government International Bond 144A 7.875% 3/26/27 #	753,000	736,057
		736,057
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	594,000	662,904
		662,904
Honduras — 0.02%
Honduras Government International Bond 144A 5.625% 6/24/30 #	700,000	740,250
		740,250
Indonesia — 0.03%
Indonesia Government International Bond
2.95% 1/11/23	500,000	520,383
144A 4.625% 4/15/43 #	387,000	477,212
		997,595
Israel — 0.01%
Israel Government International Bond 2.75% 7/3/30	340,000	377,400
		377,400
Ivory Coast — 0.04%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,491,000	1,460,479
		1,460,479
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #	380,000	386,630
		386,630
Kenya — 0.08%
Kenya Government International Bond
144A 6.875% 6/24/24 #	734,000	746,830
144A 8.00% 5/22/32 #	2,175,000	2,152,215
		2,899,045
NQ-189 [7/20] 9/20 (1326008)    33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Lebanon — 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡		2,062,000	$378,377
			378,377
Mexico — 0.04%
Mexico Government International Bond
3.25% 4/16/30		807,000	826,723
4.60% 2/10/48		595,000	664,196
			1,490,919
Mongolia — 0.10%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		2,270,000	2,304,125
Mongolia Government International Bond 144A 5.625% 5/1/23 #		1,226,000	1,250,535
			3,554,660
Nigeria — 0.04%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		1,410,000	1,365,740
			1,365,740
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	300,000	375,380
			375,380
Oman — 0.02%
Oman Government International Bond 144A 6.75% 1/17/48 #		889,000	791,735
			791,735
Panama — 0.23%
Panama Government International Bond
3.75% 3/16/25		6,489,000	7,177,775
144A 3.75% 4/17/26 #		710,000	753,356
4.50% 5/15/47		365,000	484,736
			8,415,867
Paraguay — 0.19%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		5,200,000	6,097,000
144A 5.40% 3/30/50 #		727,000	932,377
			7,029,377
34    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Peru — 0.07%
Peruvian Government International Bond
2.392% 1/23/26		1,122,000	$1,194,930
2.844% 6/20/30 *		1,042,000	1,172,313
			2,367,243
Philippines — 0.02%
Philippine Government International Bond 2.457% 5/5/30		700,000	770,180
			770,180
Qatar — 0.10%
Qatar Government International Bond
144A 3.40% 4/16/25 #		200,000	221,024
144A 4.00% 3/14/29 #		1,905,000	2,262,435
144A 4.40% 4/16/50 #		944,000	1,284,626
			3,768,085
Romania — 0.19%
Romanian Government International Bond
144A 3.00% 2/14/31 #, *		6,410,000	6,538,072
144A 3.375% 1/28/50 #	EUR	359,000	434,442
			6,972,514
Russia — 0.10%
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #		2,400,000	2,709,876
144A 5.25% 6/23/47 #		600,000	820,582
			3,530,458
Saudi Arabia — 0.02%
Saudi Government International Bond
144A 2.90% 10/22/25 #		300,000	321,789
144A 3.625% 3/4/28 #		395,000	444,120
			765,909
Senegal — 0.01%
Senegal Government International Bond 144A 6.75% 3/13/48 #		563,000	536,916
			536,916
Serbia — 0.01%
Serbia International Bond 144A 3.125% 5/15/27 #	EUR	400,000	502,396
			502,396
NQ-189 [7/20] 9/20 (1326008)    35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
South Africa — 0.02%
Republic of South Africa Government International Bond
4.875% 4/14/26	331,000	$335,034
5.75% 9/30/49	595,000	530,822
		865,856
Sri Lanka — 0.05%
Sri Lanka Government International Bond
144A 5.875% 7/25/22 #	678,000	579,709
144A 6.20% 5/11/27 #	1,155,000	860,479
144A 7.55% 3/28/30 #	310,000	232,500
		1,672,688
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	350,000	345,013
		345,013
Turkey — 0.05%
Turkey Government International Bond
6.35% 8/10/24	300,000	294,104
7.625% 4/26/29	1,600,000	1,626,600
		1,920,704
Ukraine — 0.08%
Ukraine Government International Bond 144A 7.75% 9/1/26 #	3,000,000	3,078,840
		3,078,840
Uruguay — 0.09%
Uruguay Government International Bond 4.375% 1/23/31	2,635,000	3,235,293
		3,235,293
Uzbekistan — 0.04%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,126,000	1,278,291
		1,278,291
Total Sovereign Bonds (cost $88,555,024)		89,944,126

36    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount°	Value (US $)

Supranational Banks — 0.08%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	2,309,000	$2,366,540
144A 5.00% 7/27/27 #	723,000	763,991
Total Supranational Banks (cost $3,018,075)		3,130,531

US Treasury Obligations — 10.43%
US Treasury Bonds
1.25% 5/15/50	4,455,000	4,509,643
4.50% 2/15/36	32,065,000	49,980,694
US Treasury Inflation Indexed Notes
0.125% 10/15/24	16,623,855	17,647,302
0.125% 1/15/30	128,050,407	142,143,776
0.125% 7/15/30	36,300,399	40,634,859
US Treasury Notes
0.25% 6/30/25	10,875,000	10,893,904
0.625% 5/15/30	64,235,000	64,765,690
1.625% 8/15/29	1,460,000	1,605,943
US Treasury Strip Principal 2.26% 5/15/44 ^	63,740,000	47,949,091
Total US Treasury Obligations (cost $351,013,789)		380,130,902
	Number of shares
Common Stock — 0.00%
Century Communications =, †	7,875,000	0
Total Common Stock (cost $238,403)		0

Preferred Stock — 0.10%
USB Realty 144A 1.422% (LIBOR03M + 1.147%) #, •	4,485,000	3,584,614
Total Preferred Stock (cost $3,482,875)		3,584,614

Short-Term Investments — 3.79%
Money Market Mutual Funds — 3.79%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.06%)	27,619,671	27,619,671
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.05%)	27,619,671	27,619,671
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.13%)	27,619,671	27,619,671
NQ-189 [7/20] 9/20 (1326008)    37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.01%)	27,619,671	$27,619,671
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.01%)	27,619,671	27,619,671
Total Short-Term Investments (cost $138,098,355)		138,098,355
Total Value of Securities Before Securities Lending Collateral—100.09% (cost $3,453,642,713)		3,648,960,421
	Principal amount
Securities Lending Collateral — 0.83%
Repurchase Agreements — 0.80%
Bank of Montreal 0.07%, dated 07/31/20, to be repurchased on 8/3/20, repurchase price $1,073,796 (collateralized by US government obligations 2.125% 12/31/22−9/30/24; market value $1,095,271)	1,073,790	1,073,790
Bank of Nova Scotia 0.07%, dated 07/31/20, to be repurchased on 8/3/20, repurchase price $7,064,306 (collateralized by US government obligations 0.00%−2.75% 8/4/20−7/15/25; market value $7,205,627)	7,064,265	7,064,265
BofA Securities 0.08%, dated 07/31/20, to be repurchased on 8/3/20, repurchase price $7,064,312 (collateralized by US government obligations 1.625%−1.875% 3/31/22−8/15/22; market value $7,205,554)	7,064,265	7,064,265
Credit Agricole 0.07%, dated 07/31/20, to be repurchased on 8/3/20, repurchase price $7,064,306 (collateralized by US government obligations 1.125% 1/15/21; market value $7,205,564)	7,064,265	7,064,265
JP Morgan Securities 0.07%, dated 07/31/20, to be repurchased on 8/3/20, repurchase price $7,064,306 (collateralized by US government obligations 0.125%−7.625% 11/15/22−5/15/23; market value $7,205,563)	7,064,265	7,064,265
		29,330,850
38    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
	Principal amount	Value (US $)
Securities Lending Collateral (continued)
Short-Term Floating Rate Notes — 0.03%
Toronto-Dominion Bank (New York) 0.47% (LIBOR03M + 0.19%) 10/7/20•	300,000	$300,112
US Bank (Cincinnati) 0.24% (LIBOR03M + 0.14%) 10/23/20•	700,000	699,767
		999,879
Total Securities Lending Collateral (cost $30,331,012)		30,330,729
Total Value of Securities—100.92% (cost $3,483,973,725)		3,679,291,150
Liabilities Net of Receivables and Other Assets—(0.92)%		(33,700,878)
Net Assets Applicable to 3,443,131,569 Shares Outstanding—100.00%		$3,645,590,272
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
X	This loan will settle after July 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
«	PIK. The first payment of cash and/or principal will be made after Oct. 31, 2020.
*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ψ	No contractual maturity date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2020, the aggregate value of Rule 144A securities was $1,002,217,152, which represents 27.52% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
NQ-189 [7/20] 9/20 (1326008)    39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
φ	Step coupon bond. Stated rate in effect at July 31, 2020 through maturity date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date.
†	Non-income producing security.
The following foreign currency exchange contract, futures contracts, and swap contracts were outstanding at
July 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,335,000)	USD	1,518,823	9/25/20	$—	$(55,681)
TD	EUR	31,315,000	USD	(36,441,860)	9/18/20	485,421	—
Total Foreign Currency Exchange Contracts						$485,421	$(55,681)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1,850	US Treasury 5 yr Notes	$233,331,250	232,121,572	9/30/20	$1,209,678	$—	$(105,438)
(33)	US Treasury 10 yr Ultra Notes	(5,255,250)	(5,182,384)	9/21/20	—	(72,866)	(2,578)
(1,687)	US Treasury 10 yr Notes	(236,311,797)	(234,360,396)	9/21/20	—	(1,951,401)	144,522
345	US Treasury 10 yr Ultra Notes	54,941,250	54,184,720	9/21/20	756,530	—	26,951
Total Futures Contracts			$46,763,512		$1,966,208	$(2,024,267)	$63,457
40    NQ-189 [7/20] 9/20 (1326008)

(Unaudited)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection PurchasedMoody’s Ratings:
JPMCB-Mexico 3.60% 12/31/21 WR 6/20/25-Quarterly	9,960,000	1.000%	$201,946	$696,330	$(494,384)	$—
JPMCB-CDS 9/20/25−Quarterly	812,000	1.000%	8,559	9,867	(1,308)	—
Total CDS Contracts	$210,505	$706,197	$(495,692)	$—
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(41,783).
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
NQ-189 [7/20] 9/20 (1326008)    41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
CD – Certificate of Deposit
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
CPI – Consumer Price Index
DAC – Designated Activity Company
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-Kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBD – To be determined
TD – Toronto-Dominion Bank
USD – US Dollar
yr – Year
42    NQ-189 [7/20] 9/20 (1326008)